Finance receivables - Additional Information (Detail) (Wholesale and other dealer loans, Financing receivable)	Mar. 31, 2013	Mar. 31, 2012
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	57.60%	58.10%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	9.90%	12.00%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	10.00%	10.30%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	9.50%	7.10%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	13.00%	12.50%